Equity (Details) - shares	Jun. 30, 2021	Dec. 31, 2020	Jun. 22, 2020	Oct. 11, 2019
Class of Stock [Line Items]
Common stock, shares issued			0
Common stock, shares outstanding			0
Preferred stock shares issued			0
Preferred stock shares outstanding			0
Number of units issued	100	100
number of units outstanding	100	100
Class F Common Stock
Class of Stock [Line Items]
Common stock reallocated issued ( in percentage)				2.50%
Common stock reallocated outstanding ( in percentage)				2.50%
Common stock, shares issued			0
Common stock, shares outstanding			0